Other (Loss) Income - Summary of Other (Loss) Income (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Other Income and Expenses [Abstract]
TIL stock purchase warrants received				$ 6,839
Volatile organic compound emission plant lease loss	$ (14)	$ (166)	$ (54)	(67)
Impairment of marketable securities	(683)		(683)
Miscellaneous income (loss)	308	(568)	723	745
Other (loss) income	$ (389)	$ (734)	$ (14)	$ 7,517